Long-term interest bearing debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Debt facilities
Details of the debt issuance costs netted against the current and long-term external debt for each of the periods presented are shown below:

Outstanding debt as at December 31, 2017
(In millions of U.S dollars)	Principal outstanding	Less: Debt Issuance Costs	Total Debt
Debt due within one year	47.5	—	47.5
Long-term debt	261.3	—	261.3
Debt held as subject to compromise	1,491.1	—	1,491.1
Total external debt	1,799.9	—	1,799.9

Outstanding debt as at December 31, 2016
(In millions of U.S dollars)	Principal outstanding	Less: Debt Issuance Costs	Total Debt
Debt due within one year	1,084.8	(6.3)	1,078.5
Long-term debt	883.3	(2.8)	880.5
Total external debt	1,968.1	(9.1)	1,959.0
As of December 31, 2017 and December 31, 2016, the Company had the following debt facilities:

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016
Credit facilities:
US$2,000 facility (1)	896.7	1,033.3
US $475 facility	308.8	356.3
Total credit facilities	1,205.5	1,389.6

Bonds:
NOK 1,500 bond* (2)	191.4	174.7
US$600 bond** (2)	600.0	600.0
Total bonds	791.4	774.7

Related Party Loans
Loan provided by related party	121.5	125.0
Total interest bearing debt	2,118.4	2,289.3

Total debt principal	2,118.4	2,289.3
Less: External debt balance held as subject to compromise	(1,491.1)	—
Less: Related party balance held as subject to compromise	(197.0)	—
Debt balance not subject to compromise	430.3	2,289.3
Less: current interest bearing debt not subject to compromise	(47.5)	(1,084.8)
Less: current related party share of long term debt not subject to compromise	—	(36.6)
Long-term portion of external and related party debt	382.8	1,167.9

(1)	Denotes impaired secured credit facilities that were reclassified to "Liabilities subject to compromise" on September 12, 2017

(2)	Denotes unsecured bonds that were reclassified to "Liabilities subject to compromise" on September 12, 2017

* Seadrill is the owner of 5.5% of the bond, this portion of $10.4 million is presented as a related party liability in the Company's consolidated balance sheet. Refer to Note 21 "Related party transactions". This portion has subsequently been reclassified to Liabilities subject to compromise under 'Amounts due to related parties'.
** Seadrill is the owner of 31.1% of the bond, this portion of $186.6 million is presented as a related party liability in the Company's consolidated balance sheet. Refer to Note 21 "Related party transactions". This portion has subsequently been reclassified to Liabilities subject to compromise under 'Amounts due to related parties'.

Maturities of outstanding debt
The outstanding debt not subject to compromise as of December 31, 2017 is repayable as follows:

(In millions of U.S. dollars)	Year ending December 31,
Year ended December 31, 2018	47.5
Year ended December 31, 2019	261.3
Year ended December 31, 2020	—
Year ended December 31, 2021	—
Year ended December 31, 2022	122.1
Year ended December 31, 2023 and thereafter	—
Total external and related party debt principal outstanding	430.9